Transferred financial assets that are derecognized in their entirety with continuing involvement	12 Months Ended
Dec. 31, 2019
Disclosure Transferred Financial Assets [Line Items]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory

c) Transferred financial assets that are derecognized in their entirety with continuing involvement

Continuing involvement in a transferred and fully derecognized financial asset may result from contractual provisions in the transfer agreement or from a separate agreement with the counterparty or a third party entered into in connection with the transfer.

Purchased and retained interests in securitization vehicles

In cases where UBS has transferred assets into a securitization vehicle and retained or purchased interests therein, UBS has a continuing involvement in those transferred assets.

As of 31 December 2019, the majority of the retained continuing involvement related to securitization positions held as financial assets at fair value held for trading, primarily collateralized debt obligations, US commercial mortgage-backed securities and residential mortgage-backed securities. The fair value and carrying amount of UBS’s continuing involvement related to these purchased and retained interests was USD 351 million as of 31 December 2019, and UBS recognized gains of USD 0 million in 2019 related to these positions. As of 31 December 2019, life-to-date losses of USD 1,198 million were recorded related to the positions held as of 31 December 2019.

As of 31 December 2018, the fair value and carrying amount of UBS’s continuing involvement related to purchased and retained interests in securitization vehicles was USD 6 million, and UBS recognized gains of USD 3 million in 2018 related to these positions. As of 31 December 2018, life-to-date losses of USD 1,198 million were recorded related to the positions held as of 31 December 2018.

The maximum exposure to loss related to purchased and retained interests in securitization structures was USD 8 million as of 31 December 2019, compared with USD 10 million as of 31 December 2018.

Undiscounted cash outflows of USD 3 million may be payable to the transferee in future periods as a consequence of holding the purchased and retained interests. The earliest period in which payment may be required is less than one month.

UBS AG
Disclosure Transferred Financial Assets [Line Items]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory

c) Transferred financial assets that are derecognized in their entirety with continuing involvement

Continuing involvement in a transferred and fully derecognized financial asset may result from contractual provisions in the transfer agreement or from a separate agreement with the counterparty or a third party entered into in connection with the transfer.

Purchased and retained interests in securitization vehicles

In cases where UBS AG has transferred assets into a securitization vehicle and retained or purchased interests therein, UBS AG has a continuing involvement in those transferred assets.

As of 31 December 2019, the majority of the retained continuing involvement related to securitization positions held as financial assets at fair value held for trading, primarily collateralized debt obligations, US commercial mortgage-backed securities and residential mortgage-backed securities. The fair value and carrying amount of UBS AG’s continuing involvement related to these purchased and retained interests was USD 351 million as of 31 December 2019, and UBS AG recognized gains of USD 0 million in 2019 related to these positions. As of 31 December 2019, life-to-date losses of USD 1,198 million were recorded related to the positions held as of 31 December 2019.

As of 31 December 2018, the fair value and carrying amount of UBS AG’s continuing involvement related to purchased and retained interests in securitization vehicles was USD 6 million, and UBS AG recognized gains of USD 3 million in 2018 related to these positions. As of 31 December 2018, life-to-date losses of USD 1,198 million were recorded related to the positions held as of 31 December 2018.

The maximum exposure to loss related to purchased and retained interests in securitization structures was USD 8 million as of 31 December 2019, compared with USD 10 million as of 31 December 2018.

Undiscounted cash outflows of USD 3 million may be payable to the transferee in future periods as a consequence of holding the purchased and retained interests. The earliest period in which payment may be required is less than one month.